CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY DEFICIT - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	(Accumulated Deficit)	Total
Beginning Balance, Amount at Dec. 31, 2011		$ 15,757	$ 1,983,043	$ (3,063,126)	$ (1,064,326)
Beginning Balance, Shares at Dec. 31, 2011		15,757,333
Issuance of common stock, Amount		$ 2,000	$ 498,000		500,000
Issuance of common stock, Shares		2,000,000
Net loss				$ (1,049,425)	(1,049,425)
Ending Balance, Amount at Dec. 31, 2012		$ 17,757	$ 2,481,043	(4,112,551)	(1,613,751)
Ending Balance, Shares at Dec. 31, 2012		17,757,333
Net loss				(1,288,003)	(1,288,003)
Ending Balance, Amount at Dec. 31, 2013		$ 17,757	$ 2,481,043	$ (5,400,554)	(2,901,754)
Ending Balance, Shares at Dec. 31, 2013		17,757,333
Issuance of common stock, Amount		$ 200	49,800		50,000
Issuance of common stock, Shares		200,000
Conversion of subordinated convertible promissory note and accrued interest, Amount		$ 607	393,638		394,245
Conversion of subordinated convertible promissory note and accrued interest, Shares		606,531
Conversion of convertible promissory notes and accrued interest, Amount		$ 3,061	1,833,752		1,836,813
Conversion of convertible promissory notes and accrued interest, Shares		3,061,355
Issuance of common stock in private placement, net of stock issuance costs of $434,206 and the fair value of derivative warrant liability, Amount		$ 3,400	142,903		$ 146,303
Issuance of common stock in private placement, net of stock issuance costs of $434,206 and the fair value of derivative warrant liability, Shares		3,400,067
Issuance of common stock in reverse acquisition, Amount		$ 5,000	(5,000)
Issuance of common stock in reverse acquisition, Shares		5,000,000
Stock-based compensation			$ 470,185		$ 470,185
Net loss				$ (737,727)	(737,727)
Ending Balance, Amount at Sep. 30, 2014		$ 30,025	$ 5,366,321	$ (6,138,281)	741,935
Ending Balance, Shares at Sep. 30, 2014		30,025,286
Conversion of convertible promissory notes and accrued interest, Amount		$ 1,056	632,277		633,333
Conversion of convertible promissory notes and accrued interest, Shares		1,055,554
Issuance of common stock in private placement, net of costs, Amount		$ 2,145	538,857		541,002
Issuance of common stock in private placement, net of costs, Shares		2,145,371
Stock-based compensation			381,076		381,076
Net loss				$ (1,993,948)	(1,993,948)
Ending Balance, Amount at Jun. 30, 2015		$ 33,226	$ 6,918,531	$ (8,132,229)	$ 1,180,472
Ending Balance, Shares at Jun. 30, 2015		33,226,211